REVENUE	3 Months Ended
Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
REVENUE	REVENUE
Revenue consists primarily of product revenue, which includes the selling of fresh produce, health foods and consumer goods to third-party customers. Fresh produce comprises two main product categories, tropical fruit and diversified produce. Tropical fruit primarily consists of bananas, pineapples and plantains, and diversified produce primarily consists of all other fruit, vegetables and other produce. Product revenue also includes surcharges for additional product services such as freight, cooling, warehousing, fuel, containerization, handling and palletization related to the transfer of products.
Revenue also includes service revenue, which includes third-party freight services and royalties for the use of Company brands and trademarks. Additionally, the Company maintains a commercial cargo business where revenue is earned by providing handling and transportation services of containerized cargo on the Company’s vessels. Net service revenues were less than 10% of total revenue for the three months ended March 31, 2025 and March 31, 2024.
The following table presents the Company's disaggregated revenue by similar types of products and services for the three months ended March 31, 2025 and March 31, 2024:

	Three Months Ended
	March 31, 2025	March 31, 2024

	(U.S. Dollars in thousands)
Diversified produce	$1,227,956	$1,316,819
Tropical fruit	779,569	714,965
Health foods and consumer goods	35,347	33,737
Commercial cargo	47,559	45,303
Other	8,973	10,550
Total revenue, net	$2,099,404	$2,121,374
The following table presents the Company's disaggregated revenue by channel for the three months ended March 31, 2025 and March 31, 2024:

	Three Months Ended
	March 31, 2025	March 31, 2024

Third party revenue:	(U.S. Dollars in thousands)
Retail	$1,175,265	$1,228,848
Wholesale	737,931	698,872
Food service	103,106	111,730
Commercial cargo	47,559	45,303
Other	3,100	5,410
Revenue from sales to unconsolidated affiliates	32,443	31,211
Total revenue, net	$2,099,404	$2,121,374